Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Profit/(loss before) income taxes/(benefit): The PRC and Hong Kong | $	$ (963)		$ (564)		$ (640)
The provision / (credit) for income taxes consist of:
Current tax expenses: The PRC and Hong Kong | $	(346)		0		212
Total current provision / (credit) | $	(346)		0		212
Deferred tax expenses: The PRC and Hong Kong | $	34		28		16
Total deferred provision | $	34		28		16
Income taxes credit / (expense) | $	$ (312)		$ 28		$ 228
ZHEJIANG TIANLAN
Profit/(loss before) income taxes/(benefit): The PRC and Hong Kong | ¥		¥ (34,194)		¥ 30,047		¥ 27,603
The provision / (credit) for income taxes consist of:
Current PRC EIT Domestic | ¥		2		4,237		6,298
Total current provision / (credit) | ¥		2		4,237		6,298
Deferred tax benefit | ¥		(7,969)		(405)		(1,337)
Total deferred provision | ¥		(7,969)		(405)		(1,337)
Income taxes credit / (expense) | ¥		¥ (7,967)		¥ 3,832		¥ 4,961